Segment Reporting - Schedule of Expense Categories Reviewed by CODM (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Expense Categories Reviewed by CODM [Abstract]
Salaries ,contractors and material for research and development		$ (1,050)	$ (172)
Corporate general and administrative cost		(1,005)	(187)
Other segments items	[1]	(545)	(2,869)
Net loss		$ (2,600)	$ (3,228)

[1]	Other segments items include mainly share based payment expense, finance income (expenses) from revaluation of convertible notes and warrants liability and others expenses.